Segment and geographic information - Schedule of property and equipment by geographic information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 72,646	$ 6,356
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	67,772	5,389
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 4,874	$ 967